Form N-CSR Cover	6 Months Ended
Sep. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Advantage SMID Cap Fund, Inc.
Entity Central Index Key	0000230382
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025